revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
revenue from contracts with customers
Customer accounts receivable	$ 1,899	$ 1,986
Accrued receivables - customer	269	241
Allowance for doubtful accounts	(104)	(119)
Total	2,064	2,108
Accrued receivables - other	268	247
Accounts receivable - current	$ 2,332	$ 2,355